Other Financial and Non-Financial Assets - Summary of Other Financial and Non-Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Non-Financial Assets	€ 5,461	€ 5,369
Current Financial Assets	220	143
Total	5,681	5,512
Non-current Non-Financial Assets	0	0
Non-current Financial Assets	449	411
Total	449	411
Tax receivables
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Non-Financial Assets	2,166	2,175
Non-current Non-Financial Assets	0	0
Prepaid expenses
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Non-Financial Assets	2,238	2,041
Non-current Non-Financial Assets	0	0
Advance payments
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Non-Financial Assets	625	1,025
Non-current Non-Financial Assets	0	0
Other
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Non-Financial Assets	432	128
Current Financial Assets	0	48
Non-current Non-Financial Assets	0	0
Non-current Financial Assets	0	0
Receivables from employees
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Financial Assets	48	95
Non-current Financial Assets	0	0
Security deposits
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Financial Assets	0	0
Non-current Financial Assets	449	411
Embedded derivative
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Financial Assets	172	0
Non-current Financial Assets	€ 0	€ 0